Document and Entity Information	Sep. 26, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000077281
Document Type	8-K
Document Period End Date	Sep. 26, 2019
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Incorporation State Country Code	PA
Entity File Number	1-6300
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	The Bellevue
Entity Address, Address Line Two	200 S. Broad Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19102
City Area Code	(215)
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Beneficial Owner [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Beneficial Interest
Trading Symbol	PEI
Security Exchange Name	NYSE
Preferred Shares 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Shares
Trading Symbol	PEIPrB
Security Exchange Name	NYSE
Preferred Shares 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Shares
Trading Symbol	PEIPrC
Security Exchange Name	NYSE
Preferred Shares 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Shares
Trading Symbol	PEIPrD
Security Exchange Name	NYSE